Share-based plans - Stock options activity (Details)	12 Months Ended
Dec. 31, 2019 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	3,896,000
Exercised | Options	329,000
Forfeited | Options	78,000
Options outstanding balance at the end of the year | Options	3,488,989
Options Weighted Average Exercise Price
Weighted average exercise price at the beginning of the year	€ 68.85
Exercised	51.72
Forfeited	75.08
Weighted average exercise price at the end of the year	70.32
Average market price of options exercised during year	€ 67.62